Expense Example - FidelityCanadaFund-AMCIZPRO - FidelityCanadaFund-AMCIZPRO - Fidelity Canada Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor Canada Fund - Class A
Expense Example:
1 year	$ 690
3 years	934
5 years	1,197
10 years	1,946
Fidelity Advisor Canada Fund - Class C
Expense Example:
1 year	302
3 years	624
5 years	1,073
10 years	2,113
Fidelity Advisor Canada Fund - Class M
Expense Example:
1 year	495
3 years	802
5 years	1,130
10 years	2,057
Fidelity Advisor Canada Fund - Class I
Expense Example:
1 year	88
3 years	274
5 years	477
10 years	1,061
Fidelity Advisor Canada Fund - Class Z
Expense Example:
1 year	77
3 years	240
5 years	417
10 years	$ 930